INCOME TAXES - Deferred Income Taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Credit loss deduction	$ 7,010	$ 8,356
Deferred compensation and employee benefits	4,676	4,067
Restructuring and settlement reserves	1,599	1,806
Unremitted foreign earnings	6,368	6,910
Investment and loan basis differences	4,808	4,274
Cash flow hedges	529	736
Tax credit and net operating loss carry-forwards	23,395	26,097
Fixed assets and leases	2,093	666
Other deferred tax assets	2,334	2,734
Gross deferred tax assets	52,812	55,646
Valuation allowance	0	0
Deferred tax assets after valuation allowance	52,812	55,646
Deferred tax liabilities
Deferred policy acquisition costs and value of insurance in force	(415)	(455)
Intangibles	(1,636)	(1,076)
Debt issuances	(866)	(811)
Other deferred tax liabilities	(559)	(640)
Gross deferred tax liabilities	(3,476)	(2,982)
Net deferred tax assets	$ 49,336	$ 52,664